Change in Working Capital (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Change In Working Capital [abstract]
Summary of change in working capital

	United States Dollar
Figures in millions unless otherwise stated	2023	2022	2021

Inventories	(153.1)	(195.1)	(132.1)
Trade and other receivables	(61.4)	38.5	47.7
Trade and other payables	15.4	22.4	(5.0)
Total change in working capital	(199.1)	(134.2)	(89.4)